Discontinued UK and Europe operations held for distribution - Profit and loss (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Discontinued UK and Europe operations held for distribution
Gross premiums earned		£ 16,293	£ 14,786
Outward reinsurance premiums		(520)	(363)
Earned premiums, net of reinsurance		15,773	14,423
Investment return		24,633	1,381
Other income		199	215
Total revenue, net of reinsurance		40,605	16,019
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(36,671)	(10,928)
Acquisition costs and other expenditure		(2,711)	(3,285)
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(39,595)	(14,459)
Share of profits from joint ventures and associates, net of related tax		106	82
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1],[2]	1,116	1,642
Less tax charge attributable to policyholders' returns		(220)	(43)
Profit before tax attributable to shareholders		896	1,599
Total tax charge attributable to policyholders and shareholders		(221)	(369)
Adjustment to remove tax charge attributable to policyholders' returns		220	43
Tax charge attributable to shareholders' returns		(1)	(326)
Profit for the period		1,540	1,356
Initial fee		141
UK & Europe Operations (M&G Prudential)
Discontinued UK and Europe operations held for distribution
Gross premiums earned		5,907	6,555
Outward reinsurance premiums		(487)	(12,598)
Earned premiums, net of reinsurance		5,420	(6,043)
Investment return		13,072	53
Other income		643	890
Total revenue, net of reinsurance		19,135	(5,100)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(16,361)	6,421
Fair value loss on debt extinguishment		(169)
Acquisition costs and other expenditure		(1,391)	(1,250)
Total charges, net of reinsurance and gain (loss) on disposal of businesses		(17,921)	5,171
Share of profits from joint ventures and associates, net of related tax		33	20
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		1,247	91
Less tax charge attributable to policyholders' returns		(430)	10
Profit before tax attributable to shareholders		817	101
Total tax charge attributable to policyholders and shareholders		(602)	(8)
Adjustment to remove tax charge attributable to policyholders' returns		430	(10)
Tax charge attributable to shareholders' returns		(172)	(18)
Profit for the period		£ 645	£ 83

[1]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders, as explained in footnote (i) of the ‘Condensed consolidated income statements’.
[2]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for taxes borne by policyholders.